UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-01766
Name of Registrant: VANGUARD WELLESLEY INCOME FUND
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: September 30
Date of reporting period: June 30, 2017
Item 1: Schedule of Investments

Vanguard Wellesley Income Fund

Schedule of Investments (unaudited)
As of June 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (8.5%)
U.S. Government Securities (8.0%)
	United States Treasury Note/Bond	0.625%	7/31/17	53,000	52,984
	United States Treasury Note/Bond	1.000%	9/15/17	629,315	629,214
	United States Treasury Note/Bond	0.750%	10/31/17	74,500	74,407
	United States Treasury Note/Bond	0.625%	11/30/17	123,200	122,930
1	United States Treasury Note/Bond	0.875%	3/31/18	217,000	216,390
	United States Treasury Note/Bond	0.750%	4/30/18	45,000	44,810
	United States Treasury Note/Bond	0.750%	8/31/18	38,000	37,756
	United States Treasury Note/Bond	1.375%	9/30/18	555,270	555,614
	United States Treasury Note/Bond	1.750%	9/30/19	665,000	669,781
	United States Treasury Note/Bond	1.375%	2/15/20	117,425	117,059
	United States Treasury Note/Bond	1.625%	6/30/20	258,195	258,639
	United States Treasury Note/Bond	1.250%	3/31/21	162,000	159,291
	United States Treasury Note/Bond	2.000%	2/15/25	230,870	227,659
	United States Treasury Note/Bond	2.000%	8/15/25	109,605	107,738
	United States Treasury Note/Bond	1.625%	2/15/26	16,890	16,051
	United States Treasury Note/Bond	2.875%	5/15/43	203,565	205,792
	United States Treasury Note/Bond	3.625%	2/15/44	99,150	114,379
	United States Treasury Note/Bond	3.375%	5/15/44	322,125	356,351
	United States Treasury Note/Bond	2.500%	2/15/46	54,875	51,171
	United States Treasury Note/Bond	2.250%	8/15/46	27,390	24,163
	United States Treasury Note/Bond	2.875%	11/15/46	24,070	24,243
	United States Treasury Note/Bond	3.000%	2/15/47	136,025	140,574
					4,206,996
Agency Bonds and Notes (0.1%)
	Private Export Funding Corp.	2.250%	12/15/17	51,055	51,326
2	Tennessee Valley Authority	4.625%	9/15/60	19,800	24,071
					75,397
Conventional Mortgage-Backed Securities (0.2%)
3,4	Fannie Mae Pool	2.500%	8/1/27–10/1/28	6,857	6,905
3,4	Fannie Mae Pool	3.000%	10/1/46	96,236	96,132
3,4	Freddie Mac Gold Pool	4.000%	7/1/33	5	6
3	Ginnie Mae I Pool	6.000%	6/15/31–7/15/35	46	50
3	Ginnie Mae I Pool	6.500%	4/15/32–9/15/38	3,736	4,077
					107,170
Nonconventional Mortgage-Backed Securities (0.2%)
3,4	Fannie Mae REMICS	3.500%	4/25/31	6,910	7,205
3,4	Fannie Mae REMICS	4.000%	9/25/29–5/25/31	13,201	14,014
3,4	Freddie Mac REMICS	3.500%	3/15/31	4,095	4,272
3,4			12/15/30–
	Freddie Mac REMICS	4.000%	4/15/31	76,544	81,776
					107,267
Total U.S. Government and Agency Obligations (Cost $4,436,395)					4,496,830
Asset-Backed/Commercial Mortgage-Backed Securities (2.7%)
3	Ally Master Owner Trust Series 2012-4	1.720%	7/15/19	25,000	25,001
3	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	95,780	95,788
3	Ally Master Owner Trust Series 2014-5	1.600%	10/15/19	117,745	117,779
5	American Tower Trust I	1.551%	3/15/18	13,530	13,504

5	American Tower Trust I	3.070%	3/15/23	32,900	33,007
3,5,6	Apidos CLO XVII	2.468%	4/17/26	39,775	39,869
3,5,6	Ares XXIX CLO Ltd.	2.348%	4/17/26	39,555	39,652
3,5,6	Atlas Senior Loan Fund VI Ltd.	2.408%	10/15/26	12,360	12,367
3,5,6	Avery Point IV CLO Ltd.	2.256%	4/25/26	36,540	36,574
3,5,6	Babson CLO Ltd. 2014-I	2.306%	7/20/25	4,555	4,557
5	Bank of Montreal	2.500%	1/11/22	122,300	122,932
3,5,6	BlueMountain CLO 2014-1 Ltd.	2.430%	4/30/26	23,460	23,563
3,5,6	Cent CLO 20 Ltd.	2.256%	1/25/26	39,880	39,871
3,5,6	Cent CLO 21 Ltd.	2.380%	7/27/26	13,120	13,014
3,5,6	Cent CLO 22 Ltd.	2.589%	11/7/26	29,995	30,123
3,5,6	CIFC Funding 2014 Ltd.	2.208%	4/18/25	38,255	38,272
3	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	16,040	16,504
5	DNB Boligkreditt AS	2.500%	3/28/22	24,355	24,497
3,5,6	Dryden XXXI Senior Loan Fund	2.238%	4/18/26	37,555	37,576
3,5	Enterprise Fleet Financing LLC Series 2017-1	2.130%	7/20/22	7,755	7,715
3,5	Ford Credit Floorplan Master Owner Trust A	2.090%	3/15/22	10,250	10,280
3,6	LB-UBS Commercial Mortgage Trust 2008-C1	6.296%	4/15/41	16,477	16,854
3,5,6	Limerock CLO II Ltd.	2.458%	4/18/26	43,000	43,174
3,5,6	Madison Park Funding XII Ltd.	2.416%	7/20/26	29,853	30,000
3,5,6	Madison Park Funding XIII Ltd.	2.268%	1/19/25	24,645	24,660
5	National Australia Bank Ltd.	2.400%	12/7/21	75,600	75,353
3,5	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	23,260	24,779
3,5	OneMain Financial Issuance Trust 2016-1A	3.660%	2/20/29	12,215	12,501
3,5	OneMain Financial Issuance Trust 2016-2	4.100%	3/20/28	23,305	23,773
3	Santander Drive Auto Receivables Trust
	2013-2	2.570%	3/15/19	15,610	15,649
3	Santander Drive Auto Receivables Trust
	2014-2	2.330%	11/15/19	6,728	6,747
5	SBA Tower Trust	2.898%	10/15/19	37,250	37,439
3,5,6	Seneca Park CLO Ltd. 2014-1	2.278%	7/17/26	21,705	21,705
3,5,6	SFAVE Commercial Mortgage Securities
	Trust 2015-5AVE	4.144%	1/5/43	22,000	22,165
3,5,6	Shackleton 2014-VI CLO	2.318%	7/17/26	20,935	20,967
3,5	Springleaf Funding Trust	3.160%	11/15/24	43,060	43,479
3,5	Springleaf Funding Trust 2015-B	3.480%	5/15/28	19,420	19,810
3,5,6	Symphony CLO XIV Ltd.	2.435%	7/14/26	36,945	37,069
3,5,6	Thacher Park CLO Ltd.	2.153%	10/20/26	16,115	16,110
5	Toronto-Dominion Bank	2.500%	1/18/22	77,500	77,870
3	Utility Debt Securitization Authority Series
	2013T	3.435%	12/15/25	6,775	7,026
3	Volkswagen Auto Loan Enhanced Trust 2014-1	1.450%	9/21/20	16,897	16,886
3	Volkswagen Auto Loan Enhanced Trust 2014-2	0.950%	4/22/19	3,600	3,595
3,5,6	Voya CLO 2014-1 Ltd.	2.488%	4/18/26	16,960	16,980
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,392,618)					1,397,036
Corporate Bonds (42.8%)
Finance (16.2%)
	Banking (12.7%)
	American Express Co.	6.150%	8/28/17	35,000	35,246
	American Express Credit Corp.	2.250%	8/15/19	24,000	24,200
	American Express Credit Corp.	2.700%	3/3/22	83,055	83,749
	Bank of America Corp.	6.875%	4/25/18	32,000	33,294
	Bank of America Corp.	5.650%	5/1/18	60,090	61,974
	Bank of America Corp.	5.625%	7/1/20	28,825	31,568
	Bank of America Corp.	5.875%	1/5/21	10,285	11,431
	Bank of America Corp.	5.000%	5/13/21	35,910	39,177
	Bank of America Corp.	3.300%	1/11/23	18,875	19,241

Bank of America Corp.	4.100%	7/24/23	47,670	50,370
Bank of America Corp.	4.125%	1/22/24	7,500	7,920
Bank of America Corp.	4.000%	1/22/25	26,225	26,634
Bank of America Corp.	6.110%	1/29/37	30,000	36,627
Bank of America Corp.	5.875%	2/7/42	8,770	10,942
Bank of America Corp.	5.000%	1/21/44	24,180	27,415
Bank of America Corp.	4.875%	4/1/44	7,820	8,781
Bank of Montreal	2.375%	1/25/19	29,000	29,247
Bank of New York Mellon Corp.	5.450%	5/15/19	49,465	52,613
Bank of New York Mellon Corp.	2.150%	2/24/20	49,755	49,934
Bank of New York Mellon Corp.	2.200%	8/16/23	32,698	31,662
6 Bank of New York Mellon Corp.	2.222%	10/30/23	43,060	43,908
Bank of New York Mellon Corp.	3.000%	2/24/25	22,710	22,679
Bank of Nova Scotia	2.450%	3/22/21	39,905	40,062
Bank of Nova Scotia	2.800%	7/21/21	58,100	58,971
5 Bank of Tokyo-Mitsubishi UFJ Ltd.	1.700%	3/5/18	44,350	44,362
Bank One Corp.	7.750%	7/15/25	25,000	31,225
5 Banque Federative du Credit Mutuel SA	2.750%	10/15/20	37,820	38,390
5 Barclays Bank plc	6.050%	12/4/17	27,600	28,083
Barclays Bank plc	5.140%	10/14/20	7,935	8,501
Barclays plc	3.684%	1/10/23	42,915	43,829
BB&T Corp.	1.600%	8/15/17	19,775	19,775
BB&T Corp.	5.250%	11/1/19	19,000	20,319
Bear Stearns Cos. LLC	7.250%	2/1/18	14,860	15,325
BNP Paribas SA	2.400%	12/12/18	11,000	11,079
5 BNP Paribas SA	2.950%	5/23/22	23,100	23,258
BNP Paribas SA	3.250%	3/3/23	6,750	6,948
5 BNP Paribas SA	3.800%	1/10/24	76,490	79,579
BPCE SA	2.500%	12/10/18	15,570	15,662
BPCE SA	2.500%	7/15/19	42,100	42,452
5 BPCE SA	3.000%	5/22/22	9,620	9,686
BPCE SA	4.000%	4/15/24	25,885	27,249
5 BPCE SA	5.150%	7/21/24	37,185	39,762
Branch Banking & Trust Co.	2.625%	1/15/22	61,500	61,992
6 Canadian Imperial Bank of Commerce	1.970%	6/16/22	57,790	57,922
Capital One Financial Corp.	4.750%	7/15/21	36,165	38,921
Capital One Financial Corp.	3.750%	4/24/24	60,945	62,339
Capital One Financial Corp.	3.200%	2/5/25	12,500	12,195
Capital One Financial Corp.	4.200%	10/29/25	9,715	9,782
Citigroup Inc.	1.750%	5/1/18	13,000	12,983
Citigroup Inc.	2.500%	9/26/18	31,000	31,192
Citigroup Inc.	2.550%	4/8/19	30,000	30,286
Citigroup Inc.	2.500%	7/29/19	29,565	29,800
Citigroup Inc.	2.400%	2/18/20	87,550	87,884
Citigroup Inc.	4.500%	1/14/22	30,140	32,332
Citigroup Inc.	4.125%	7/25/28	45,085	45,503
Citigroup Inc.	6.625%	6/15/32	9,000	11,221
Citigroup Inc.	8.125%	7/15/39	1,883	2,894
Citigroup Inc.	5.875%	1/30/42	7,460	9,400
Citigroup Inc.	5.300%	5/6/44	12,142	13,764
Compass Bank	2.750%	9/29/19	12,250	12,338
Cooperatieve Rabobank UA	2.250%	1/14/19	44,660	44,923
5 Credit Agricole SA	2.500%	4/15/19	45,420	46,079
Credit Suisse AG	1.750%	1/29/18	25,940	25,948
Credit Suisse AG	2.300%	5/28/19	18,975	19,100
Credit Suisse AG	5.300%	8/13/19	9,000	9,583
Credit Suisse AG	3.000%	10/29/21	53,710	54,697

Credit Suisse AG	3.625%	9/9/24	3,955	4,072
5 Credit Suisse Group AG	3.574%	1/9/23	40,835	41,832
Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	25,000	25,346
Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	45,685	47,410
Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	57,400	57,781
5 Danske Bank A/S	2.000%	9/8/21	41,970	41,129
Deutsche Bank AG	1.875%	2/13/18	8,730	8,729
Deutsche Bank AG	2.500%	2/13/19	12,005	12,047
Deutsche Bank AG	4.250%	10/14/21	45,940	48,152
5 DNB Bank ASA	2.375%	6/2/21	42,450	42,225
Fifth Third Bank	2.875%	10/1/21	8,780	8,930
Fifth Third Bank	3.850%	3/15/26	29,295	29,814
Goldman Sachs Group Inc.	5.950%	1/18/18	24,190	24,737
Goldman Sachs Group Inc.	2.900%	7/19/18	55,000	55,638
Goldman Sachs Group Inc.	7.500%	2/15/19	20,790	22,561
Goldman Sachs Group Inc.	5.375%	3/15/20	24,305	26,212
Goldman Sachs Group Inc.	2.600%	4/23/20	11,900	12,009
Goldman Sachs Group Inc.	6.000%	6/15/20	23,755	26,156
Goldman Sachs Group Inc.	2.875%	2/25/21	25,990	26,220
Goldman Sachs Group Inc.	2.625%	4/25/21	9,270	9,276
Goldman Sachs Group Inc.	5.250%	7/27/21	70,165	76,893
Goldman Sachs Group Inc.	5.750%	1/24/22	67,095	75,381
Goldman Sachs Group Inc.	3.625%	1/22/23	7,715	7,925
Goldman Sachs Group Inc.	3.500%	1/23/25	16,660	16,781
Goldman Sachs Group Inc.	4.250%	10/21/25	13,000	13,384
Goldman Sachs Group Inc.	3.500%	11/16/26	48,000	47,544
Goldman Sachs Group Inc.	3.850%	1/26/27	36,525	37,050
Goldman Sachs Group Inc.	6.125%	2/15/33	20,000	25,025
Goldman Sachs Group Inc.	6.250%	2/1/41	35,790	46,620
Goldman Sachs Group Inc.	4.800%	7/8/44	19,895	21,975
Goldman Sachs Group Inc.	4.750%	10/21/45	15,895	17,551
5 HSBC Bank plc	4.750%	1/19/21	42,960	46,274
HSBC Bank USA NA	5.875%	11/1/34	21,000	25,523
HSBC Holdings plc	3.400%	3/8/21	50,000	51,411
HSBC Holdings plc	4.000%	3/30/22	10,870	11,460
3 HSBC Holdings plc	3.262%	3/13/23	25,625	26,087
HSBC Holdings plc	3.600%	5/25/23	56,130	57,908
HSBC Holdings plc	3.900%	5/25/26	7,915	8,155
3 HSBC Holdings plc	4.041%	3/13/28	27,520	28,486
HSBC Holdings plc	7.625%	5/17/32	15,800	21,190
HSBC Holdings plc	6.500%	5/2/36	22,000	28,095
HSBC Holdings plc	6.100%	1/14/42	43,680	56,855
HSBC Holdings plc	5.250%	3/14/44	5,795	6,582
HSBC USA Inc.	1.625%	1/16/18	35,910	35,914
HSBC USA Inc.	2.350%	3/5/20	58,195	58,481
HSBC USA Inc.	3.500%	6/23/24	18,355	18,858
Huntington Bancshares Inc.	3.150%	3/14/21	26,950	27,404
Huntington National Bank	1.700%	2/26/18	15,000	14,998
Huntington National Bank	2.200%	4/1/19	17,850	17,891
Huntington National Bank	2.400%	4/1/20	36,530	36,714
5 ING Bank NV	1.800%	3/16/18	51,425	51,419
ING Groep NV	3.150%	3/29/22	13,170	13,409
ING Groep NV	3.950%	3/29/27	33,605	34,897
JPMorgan Chase & Co.	2.000%	8/15/17	10,025	10,030
JPMorgan Chase & Co.	6.300%	4/23/19	68,310	73,512
JPMorgan Chase & Co.	2.550%	3/1/21	26,000	26,093
JPMorgan Chase & Co.	4.625%	5/10/21	14,000	15,091

JPMorgan Chase & Co.	4.350%	8/15/21	33,285	35,571
JPMorgan Chase & Co.	4.500%	1/24/22	18,260	19,766
JPMorgan Chase & Co.	3.250%	9/23/22	22,380	22,901
JPMorgan Chase & Co.	3.375%	5/1/23	36,370	36,865
JPMorgan Chase & Co.	3.875%	2/1/24	11,200	11,739
JPMorgan Chase & Co.	3.900%	7/15/25	11,560	12,020
JPMorgan Chase & Co.	3.300%	4/1/26	26,730	26,528
JPMorgan Chase & Co.	2.950%	10/1/26	75,000	72,399
JPMorgan Chase & Co.	4.125%	12/15/26	24,400	25,219
JPMorgan Chase & Co.	4.250%	10/1/27	9,275	9,642
JPMorgan Chase & Co.	5.600%	7/15/41	70,000	86,908
JPMorgan Chase & Co.	5.400%	1/6/42	16,235	19,728
JPMorgan Chase & Co.	5.625%	8/16/43	13,500	16,236
JPMorgan Chase & Co.	4.950%	6/1/45	12,000	13,360
KeyBank NA	2.350%	3/8/19	30,000	30,199
5 Macquarie Bank Ltd.	2.400%	1/21/20	10,195	10,213
Manufacturers & Traders Trust Co.	2.100%	2/6/20	14,540	14,548
Manufacturers & Traders Trust Co.	2.900%	2/6/25	20,085	19,909
Morgan Stanley	1.875%	1/5/18	9,470	9,480
Morgan Stanley	6.625%	4/1/18	25,000	25,869
Morgan Stanley	2.125%	4/25/18	104,400	104,739
Morgan Stanley	2.500%	1/24/19	43,200	43,505
Morgan Stanley	7.300%	5/13/19	53,955	59,010
Morgan Stanley	2.375%	7/23/19	35,000	35,245
Morgan Stanley	5.500%	7/24/20	15,000	16,351
Morgan Stanley	5.750%	1/25/21	13,900	15,368
Morgan Stanley	2.500%	4/21/21	30,630	30,479
Morgan Stanley	2.625%	11/17/21	30,200	30,123
Morgan Stanley	2.750%	5/19/22	63,830	63,664
Morgan Stanley	3.750%	2/25/23	23,000	23,879
Morgan Stanley	3.875%	4/29/24	22,050	22,913
Morgan Stanley	4.000%	7/23/25	20,805	21,722
Morgan Stanley	3.125%	7/27/26	36,950	35,797
Morgan Stanley	4.350%	9/8/26	15,000	15,574
Morgan Stanley	3.625%	1/20/27	31,000	31,111
Morgan Stanley	7.250%	4/1/32	51,100	69,936
Morgan Stanley	4.300%	1/27/45	24,705	25,547
5 Nationwide Building Society	2.350%	1/21/20	22,720	22,826
5 NBK SPC Ltd.	2.750%	5/30/22	56,875	56,377
Northern Trust Corp.	3.450%	11/4/20	10,285	10,712
PNC Bank NA	3.300%	10/30/24	14,645	14,970
PNC Bank NA	2.950%	2/23/25	34,775	34,656
PNC Financial Services Group Inc.	3.900%	4/29/24	40,150	42,007
Royal Bank of Canada	2.500%	1/19/21	24,750	24,960
Royal Bank of Canada	2.750%	2/1/22	44,630	45,421
Santander Bank NA	8.750%	5/30/18	5,225	5,538
Santander Holdings USA Inc.	2.700%	5/24/19	28,100	28,303
Santander Holdings USA Inc.	2.650%	4/17/20	19,225	19,189
5 Santander Holdings USA Inc.	3.700%	3/28/22	21,315	21,463
Santander UK plc	2.500%	3/14/19	79,400	80,074
5 Skandinaviska Enskilda Banken AB	2.450%	5/27/20	50,900	51,170
5 Societe Generale SA	3.250%	1/12/22	55,070	56,188
3 State Street Corp.	2.653%	5/15/23	31,280	31,299
SunTrust Bank	3.300%	5/15/26	11,955	11,693
SunTrust Banks Inc.	2.900%	3/3/21	34,300	34,792
Svenska Handelsbanken AB	1.875%	9/7/21	37,750	36,926
Synchrony Financial	2.600%	1/15/19	17,915	18,007

Synchrony Financial	3.000%	8/15/19	8,570	8,676
Synchrony Financial	2.700%	2/3/20	12,580	12,624
Toronto-Dominion Bank	2.500%	12/14/20	97,700	98,830
5 UBS AG	2.200%	6/8/20	27,590	27,567
5 UBS Group Funding Jersey Ltd.	2.950%	9/24/20	36,710	37,458
5 UBS Group Funding Jersey Ltd.	3.000%	4/15/21	58,970	59,836
5 UBS Group Funding Jersey Ltd.	2.650%	2/1/22	46,000	45,631
US Bancorp	2.625%	1/24/22	47,510	47,953
US Bancorp	3.700%	1/30/24	39,005	41,144
US Bancorp	2.375%	7/22/26	45,000	42,443
Wachovia Corp.	5.750%	2/1/18	9,500	9,722
Wachovia Corp.	6.605%	10/1/25	15,000	17,903
Wells Fargo & Co.	5.625%	12/11/17	47,000	47,815
Wells Fargo & Co.	2.150%	1/30/20	38,370	38,428
Wells Fargo & Co.	3.000%	1/22/21	27,580	28,161
Wells Fargo & Co.	4.600%	4/1/21	40,000	43,070
Wells Fargo & Co.	3.500%	3/8/22	54,840	56,980
Wells Fargo & Co.	3.450%	2/13/23	49,865	50,866
Wells Fargo & Co.	4.480%	1/16/24	34,444	36,855
Wells Fargo & Co.	3.000%	2/19/25	28,660	28,217
Wells Fargo & Co.	3.550%	9/29/25	27,170	27,635
Wells Fargo & Co.	3.000%	4/22/26	36,830	35,854
Wells Fargo & Co.	4.100%	6/3/26	33,000	34,043
Wells Fargo & Co.	3.000%	10/23/26	19,135	18,573
Wells Fargo & Co.	5.606%	1/15/44	28,551	33,797
Wells Fargo & Co.	4.650%	11/4/44	20,735	21,817
Wells Fargo & Co.	4.900%	11/17/45	16,060	17,539
Wells Fargo & Co.	4.400%	6/14/46	36,200	36,541
Wells Fargo & Co.	4.750%	12/7/46	38,790	41,334

Brokerage (0.1%)
Ameriprise Financial Inc.	5.300%	3/15/20	6,625	7,165
Charles Schwab Corp.	3.200%	3/2/27	19,790	19,838

Finance Companies (0.6%)
GE Capital International Funding Co.	2.342%	11/15/20	58,112	58,605
GE Capital International Funding Co.	3.373%	11/15/25	59,548	61,578
GE Capital International Funding Co.	4.418%	11/15/35	209,754	227,879

Insurance (2.4%)
Aetna Inc.	2.800%	6/15/23	32,080	31,943
5 AIG Global Funding	2.700%	12/15/21	41,815	42,114
Anthem Inc.	2.300%	7/15/18	12,045	12,114
Anthem Inc.	3.700%	8/15/21	25,635	26,759
Anthem Inc.	3.125%	5/15/22	30,450	31,135
Anthem Inc.	3.300%	1/15/23	20,000	20,500
Anthem Inc.	4.650%	8/15/44	14,857	16,167
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	32,000	33,093
Berkshire Hathaway Inc.	2.750%	3/15/23	36,055	36,533
Berkshire Hathaway Inc.	3.125%	3/15/26	23,645	23,887
Chubb INA Holdings Inc.	5.900%	6/15/19	15,000	16,127
Chubb INA Holdings Inc.	2.300%	11/3/20	5,235	5,267
Chubb INA Holdings Inc.	3.350%	5/15/24	20,340	21,059
Chubb INA Holdings Inc.	3.350%	5/3/26	12,280	12,630
Chubb INA Holdings Inc.	4.350%	11/3/45	24,795	27,248
Cigna Corp.	3.250%	4/15/25	30,765	30,848
CNA Financial Corp.	3.950%	5/15/24	4,335	4,501

5 Five Corners Funding Trust	4.419%	11/15/23	5,320	5,707
5 Guardian Life Global Funding	2.000%	4/26/21	12,825	12,617
5 Jackson National Life Global Funding	3.250%	1/30/24	48,955	49,445
5 Liberty Mutual Group Inc.	4.250%	6/15/23	11,825	12,598
5 Liberty Mutual Insurance Co.	8.500%	5/15/25	21,665	28,165
Loews Corp.	2.625%	5/15/23	14,100	13,976
5 MassMutual Global Funding II	2.100%	8/2/18	45,015	45,212
5 MassMutual Global Funding II	2.350%	4/9/19	22,000	22,183
5 MassMutual Global Funding II	2.000%	4/15/21	42,188	41,315
MetLife Inc.	1.903%	12/15/17	7,340	7,351
MetLife Inc.	3.600%	4/10/24	28,000	29,423
MetLife Inc.	4.125%	8/13/42	5,300	5,394
MetLife Inc.	4.875%	11/13/43	17,500	19,756
5 Metropolitan Life Global Funding I	1.500%	1/10/18	35,550	35,517
5 Metropolitan Life Global Funding I	1.875%	6/22/18	16,315	16,343
5 Metropolitan Life Global Funding I	2.650%	4/8/22	14,005	14,062
5 Metropolitan Life Global Funding I	3.450%	12/18/26	29,970	30,674
5 Metropolitan Life Insurance Co.	7.800%	11/1/25	25,000	32,280
5 New York Life Global Funding	2.900%	1/17/24	58,670	59,156
5 New York Life Insurance Co.	5.875%	5/15/33	44,785	56,128
Prudential Financial Inc.	4.500%	11/15/20	24,055	25,789
5 QBE Insurance Group Ltd.	2.400%	5/1/18	8,185	8,184
5 Teachers Insurance & Annuity Assn. of
America	4.900%	9/15/44	11,990	13,442
5 Teachers Insurance & Annuity Assn. of
America	4.270%	5/15/47	42,865	43,726
Travelers Cos. Inc.	5.800%	5/15/18	8,690	9,005
Travelers Cos. Inc.	5.900%	6/2/19	9,400	10,101
UnitedHealth Group Inc.	6.000%	2/15/18	22,000	22,579
UnitedHealth Group Inc.	3.875%	10/15/20	6,786	7,139
UnitedHealth Group Inc.	2.875%	3/15/22	2,346	2,397
UnitedHealth Group Inc.	2.875%	3/15/23	12,000	12,149
UnitedHealth Group Inc.	3.100%	3/15/26	14,220	14,295
UnitedHealth Group Inc.	4.625%	7/15/35	31,295	35,244
UnitedHealth Group Inc.	6.625%	11/15/37	20,000	27,530
UnitedHealth Group Inc.	4.625%	11/15/41	36,010	39,715
UnitedHealth Group Inc.	4.250%	3/15/43	31,000	32,789
UnitedHealth Group Inc.	4.750%	7/15/45	19,035	21,841

Other Finance (0.1%)
5 LeasePlan Corp. NV	2.875%	1/22/19	30,515	30,573

Real Estate Investment Trusts (0.3%)
AvalonBay Communities Inc.	3.625%	10/1/20	17,315	17,925
Boston Properties LP	3.125%	9/1/23	13,520	13,646
Boston Properties LP	3.800%	2/1/24	1,780	1,841
Realty Income Corp.	5.750%	1/15/21	8,675	9,535
Simon Property Group LP	4.375%	3/1/21	22,000	23,408
Simon Property Group LP	4.125%	12/1/21	12,946	13,768
Simon Property Group LP	3.750%	2/1/24	6,645	6,912
Simon Property Group LP	3.375%	10/1/24	20,470	20,792
Simon Property Group LP	3.300%	1/15/26	23,500	23,499
5 WEA Finance LLC / Westfield UK & Europe
Finance plc	1.750%	9/15/17	11,670	11,670
5 WEA Finance LLC / Westfield UK & Europe
Finance plc	2.700%	9/17/19	17,715	17,807
				8,544,888

Industrial (22.4%)
Basic Industry (0.2%)
5 Air Liquide Finance SA	2.250%	9/27/23	21,000	20,332
5 Air Liquide Finance SA	2.500%	9/27/26	16,815	16,102
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	38,275	40,693
LyondellBasell Industries NV	4.625%	2/26/55	15,250	14,964
Monsanto Finance Canada Co.	5.500%	7/30/35	15,000	16,698

Capital Goods (1.7%)
3M Co.	6.375%	2/15/28	20,825	26,841
5 BAE Systems Holdings Inc.	2.850%	12/15/20	5,020	5,040
5 BAE Systems Holdings Inc.	3.800%	10/7/24	26,068	27,192
5 BAE Systems Holdings Inc.	3.850%	12/15/25	29,838	31,029
Caterpillar Financial Services Corp.	2.625%	3/1/23	39,500	39,451
Caterpillar Inc.	3.900%	5/27/21	32,880	34,943
Caterpillar Inc.	2.600%	6/26/22	9,575	9,656
Caterpillar Inc.	3.400%	5/15/24	19,475	20,286
Caterpillar Inc.	5.200%	5/27/41	19,770	23,801
Caterpillar Inc.	3.803%	8/15/42	20,469	20,603
Caterpillar Inc.	4.300%	5/15/44	7,885	8,541
Deere & Co.	4.375%	10/16/19	13,090	13,804
Eaton Corp.	6.500%	6/1/25	10,000	11,518
General Dynamics Corp.	3.875%	7/15/21	9,950	10,573
General Electric Capital Corp.	5.300%	2/11/21	1,806	1,996
General Electric Capital Corp.	4.650%	10/17/21	18,610	20,504
General Electric Capital Corp.	3.150%	9/7/22	16,706	17,354
General Electric Capital Corp.	3.100%	1/9/23	6,094	6,320
General Electric Capital Corp.	6.150%	8/7/37	13,205	17,376
General Electric Capital Corp.	5.875%	1/14/38	27,573	35,757
General Electric Co.	2.700%	10/9/22	14,000	14,221
General Electric Co.	4.500%	3/11/44	8,725	9,677
Honeywell International Inc.	4.250%	3/1/21	29,484	31,692
Illinois Tool Works Inc.	3.500%	3/1/24	42,775	44,765
John Deere Capital Corp.	2.800%	1/27/23	8,000	8,066
John Deere Capital Corp.	3.350%	6/12/24	9,000	9,287
Johnson Controls International plc	5.000%	3/30/20	29,000	31,103
Johnson Controls International plc	3.750%	12/1/21	25,000	26,148
5 LafargeHolcim Finance US LLC	4.750%	9/22/46	14,970	15,625
Lockheed Martin Corp.	2.500%	11/23/20	12,340	12,502
Lockheed Martin Corp.	2.900%	3/1/25	26,840	26,711
Lockheed Martin Corp.	4.500%	5/15/36	6,715	7,370
Lockheed Martin Corp.	4.700%	5/15/46	16,650	18,657
Parker-Hannifin Corp.	4.450%	11/21/44	14,290	15,701
Raytheon Co.	3.125%	10/15/20	10,000	10,358
5 Siemens Financieringsmaatschappij NV	2.900%	5/27/22	60,840	62,093
5 Siemens Financieringsmaatschappij NV	3.125%	3/16/24	62,200	63,157
5 Siemens Financieringsmaatschappij NV	4.400%	5/27/45	40,495	43,905
United Technologies Corp.	4.500%	4/15/20	24,170	25,810
United Technologies Corp.	3.100%	6/1/22	10,095	10,421
United Technologies Corp.	4.500%	6/1/42	38,885	42,499

Communication (3.2%)
21st Century Fox America Inc.	4.500%	2/15/21	4,650	4,977
21st Century Fox America Inc.	6.200%	12/15/34	11,000	13,496
America Movil SAB de CV	3.125%	7/16/22	66,820	68,183
America Movil SAB de CV	6.125%	3/30/40	10,010	12,209
American Tower Corp.	3.450%	9/15/21	23,985	24,733

American Tower Corp.	4.700%	3/15/22	2,905	3,145
American Tower Corp.	5.000%	2/15/24	23,881	26,377
AT&T Inc.	1.400%	12/1/17	15,595	15,602
AT&T Inc.	1.750%	1/15/18	21,060	21,076
AT&T Inc.	5.200%	3/15/20	10,125	10,880
AT&T Inc.	2.450%	6/30/20	17,525	17,618
AT&T Inc.	4.600%	2/15/21	4,900	5,225
AT&T Inc.	5.000%	3/1/21	10,000	10,802
AT&T Inc.	3.875%	8/15/21	20,000	20,853
AT&T Inc.	4.500%	3/9/48	14,742	13,894
CBS Corp.	4.300%	2/15/21	22,710	23,968
Comcast Corp.	3.000%	2/1/24	51,960	52,636
Comcast Corp.	3.600%	3/1/24	60,515	63,433
Comcast Corp.	3.375%	2/15/25	2,565	2,635
Comcast Corp.	3.150%	3/1/26	15,280	15,349
Comcast Corp.	2.350%	1/15/27	19,840	18,589
Comcast Corp.	4.250%	1/15/33	15,060	16,064
Comcast Corp.	4.200%	8/15/34	18,620	19,713
Comcast Corp.	4.400%	8/15/35	22,290	24,205
Comcast Corp.	6.450%	3/15/37	20,000	26,625
Comcast Corp.	6.950%	8/15/37	45,000	63,513
Comcast Corp.	4.650%	7/15/42	7,260	7,963
Comcast Corp.	4.500%	1/15/43	20,000	21,251
Comcast Corp.	4.750%	3/1/44	16,635	18,515
Comcast Corp.	4.600%	8/15/45	43,320	47,200
5 Cox Communications Inc.	4.800%	2/1/35	58,525	57,283
5 Cox Communications Inc.	6.450%	12/1/36	1,575	1,736
Crown Castle International Corp.	3.700%	6/15/26	19,465	19,553
Deutsche Telekom International Finance BV	8.750%	6/15/30	30,000	44,590
Discovery Communications LLC	5.625%	8/15/19	4,675	5,001
Grupo Televisa SAB	6.625%	1/15/40	13,805	15,950
Grupo Televisa SAB	5.000%	5/13/45	5,925	5,750
Grupo Televisa SAB	6.125%	1/31/46	13,475	15,095
5 GTP Acquisition Partners I LLC	2.350%	6/15/20	18,745	18,611
Michigan Bell Telephone Co.	7.850%	1/15/22	23,750	28,503
5 NBCUniversal Enterprise Inc.	1.662%	4/15/18	47,135	47,199
5 NBCUniversal Enterprise Inc.	1.974%	4/15/19	84,070	84,345
NBCUniversal Media LLC	4.375%	4/1/21	26,000	28,018
Omnicom Group Inc.	3.600%	4/15/26	22,925	23,061
Orange SA	9.000%	3/1/31	54,566	82,302
5 SBA Tower Trust	3.168%	4/15/22	49,780	49,860
5 Sky plc	2.625%	9/16/19	30,550	30,741
5 Sky plc	3.125%	11/26/22	7,000	7,072
5 Sky plc	3.750%	9/16/24	35,911	36,963
Time Warner Cable LLC	8.750%	2/14/19	915	1,009
Time Warner Cable LLC	8.250%	4/1/19	11,944	13,171
Time Warner Entertainment Co. LP	8.375%	3/15/23	3,215	4,042
Time Warner Inc.	4.750%	3/29/21	13,000	13,988
Time Warner Inc.	6.250%	3/29/41	8,000	9,732
Verizon Communications Inc.	3.450%	3/15/21	15,585	16,110
Verizon Communications Inc.	3.500%	11/1/21	78,905	81,596
5 Verizon Communications Inc.	4.812%	3/15/39	67,074	67,876
Verizon Communications Inc.	4.750%	11/1/41	28,730	28,554
5 Verizon Communications Inc.	5.012%	4/15/49	79,842	80,455
Viacom Inc.	5.625%	9/15/19	10,000	10,681
Vodafone Group plc	1.250%	9/26/17	37,000	36,969
Vodafone Group plc	5.450%	6/10/19	26,000	27,675

	Walt Disney Co.	4.125%	6/1/44	18,320	19,215

	Consumer Cyclical (3.0%)
	Alibaba Group Holding Ltd.	2.500%	11/28/19	10,480	10,556
	Alibaba Group Holding Ltd.	3.125%	11/28/21	2,035	2,078
	Alibaba Group Holding Ltd.	3.600%	11/28/24	45,610	47,014
	Amazon.com Inc.	2.500%	11/29/22	31,600	31,857
	Amazon.com Inc.	4.800%	12/5/34	55,880	64,401
	Amazon.com Inc.	4.950%	12/5/44	17,920	21,164
5	American Honda Finance Corp.	1.500%	9/11/17	15,750	15,750
5	American Honda Finance Corp.	1.600%	2/16/18	14,340	14,352
	American Honda Finance Corp.	2.125%	10/10/18	29,535	29,733
	American Honda Finance Corp.	2.300%	9/9/26	17,135	16,139
	AutoZone Inc.	4.000%	11/15/20	25,000	26,168
	AutoZone Inc.	3.700%	4/15/22	12,752	13,251
	AutoZone Inc.	3.125%	7/15/23	22,000	22,092
	AutoZone Inc.	3.750%	6/1/27	27,920	27,963
5	BMW US Capital LLC	2.000%	4/11/21	19,815	19,642
5	BMW US Capital LLC	2.250%	9/15/23	93,000	89,594
5	BMW US Capital LLC	2.800%	4/11/26	5,395	5,239
	CVS Health Corp.	2.750%	12/1/22	20,000	20,031
	CVS Health Corp.	4.875%	7/20/35	18,205	20,282
	CVS Health Corp.	5.125%	7/20/45	42,460	48,647
3,5	CVS Pass-Through Trust	5.926%	1/10/34	14,167	16,232
5	Daimler Finance North America LLC	2.250%	7/31/19	58,255	58,422
5	Daimler Finance North America LLC	2.450%	5/18/20	2,260	2,271
5	Daimler Finance North America LLC	2.000%	7/6/21	60,000	58,737
5	Daimler Finance North America LLC	3.875%	9/15/21	3,270	3,434
5	Daimler Finance North America LLC	3.250%	8/1/24	3,970	4,005
	eBay Inc.	1.350%	7/15/17	10,960	10,960
	Ford Motor Co.	4.346%	12/8/26	11,945	12,304
	Ford Motor Credit Co. LLC	2.375%	3/12/19	56,800	56,968
	Ford Motor Credit Co. LLC	3.157%	8/4/20	23,890	24,331
	General Motors Financial Co. Inc.	3.950%	4/13/24	63,300	64,117
	Home Depot Inc.	4.400%	4/1/21	12,300	13,247
	Home Depot Inc.	2.700%	4/1/23	24,715	25,045
	Home Depot Inc.	4.400%	3/15/45	22,390	24,425
5	Hyundai Capital America	2.550%	4/3/20	29,410	29,333
	Lowe's Cos. Inc.	3.100%	5/3/27	115,000	114,609
	Marriott International Inc.	2.300%	1/15/22	44,000	43,406
	McDonald's Corp.	3.500%	7/15/20	21,760	22,626
	McDonald's Corp.	2.625%	1/15/22	10,175	10,239
	McDonald's Corp.	3.250%	6/10/24	4,400	4,513
	McDonald's Corp.	4.875%	12/9/45	22,775	25,342
5	Nissan Motor Acceptance Corp.	1.950%	9/12/17	42,355	42,372
5	Nissan Motor Acceptance Corp.	1.800%	3/15/18	38,400	38,398
5	Nissan Motor Acceptance Corp.	2.650%	9/26/18	17,180	17,352
	Target Corp.	6.000%	1/15/18	16,500	16,888
	Target Corp.	2.900%	1/15/22	11,850	12,175
	Toyota Motor Credit Corp.	1.250%	10/5/17	34,150	34,143
5	Volkswagen Group of America Finance LLC	2.450%	11/20/19	13,860	13,938
	Wal-Mart Stores Inc.	3.625%	7/8/20	75,000	78,774
	Wal-Mart Stores Inc.	3.250%	10/25/20	6,290	6,543
	Wal-Mart Stores Inc.	4.250%	4/15/21	15,000	16,165
	Wal-Mart Stores Inc.	2.550%	4/11/23	44,450	44,714
	Wal-Mart Stores Inc.	5.625%	4/15/41	52,780	68,332
	Wal-Mart Stores Inc.	4.750%	10/2/43	20,300	24,039

Wal-Mart Stores Inc.	4.300%	4/22/44	16,995	18,865

Consumer Noncyclical (7.6%)
Actavis Funding SCS	3.000%	3/12/20	32,675	33,258
Actavis Funding SCS	3.450%	3/15/22	45,660	46,934
Allergan Funding SCS	4.550%	3/15/35	13,255	14,169
Allergan Funding SCS	4.850%	6/15/44	14,075	15,310
Altria Group Inc.	4.750%	5/5/21	40,806	44,453
Altria Group Inc.	2.850%	8/9/22	11,835	11,999
Altria Group Inc.	4.500%	5/2/43	10,105	10,774
Amgen Inc.	3.625%	5/22/24	38,185	39,826
Amgen Inc.	5.150%	11/15/41	27,515	30,701
Amgen Inc.	4.563%	6/15/48	4,615	4,820
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	63,200	65,021
Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	57,035	58,771
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	129,785	142,282
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	137,375	155,709
Anheuser-Busch InBev Worldwide Inc.	6.500%	7/15/18	30,000	31,458
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	8,300	9,210
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	81,200	87,947
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	800	856
Anheuser-Busch InBev Worldwide Inc.	3.750%	1/15/22	4,310	4,545
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	9,836	9,823
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	5,700	6,443
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	19,080	18,499
Ascension Health	3.945%	11/15/46	27,275	27,668
3 Ascension Health	4.847%	11/15/53	2,165	2,425
AstraZeneca plc	5.900%	9/15/17	50,000	50,425
AstraZeneca plc	1.950%	9/18/19	12,435	12,449
AstraZeneca plc	2.375%	11/16/20	37,225	37,485
AstraZeneca plc	3.375%	11/16/25	27,755	28,374
AstraZeneca plc	4.375%	11/16/45	25,305	27,211
5 BAT International Finance plc	2.750%	6/15/20	17,600	17,860
5 BAT International Finance plc	3.250%	6/7/22	50,880	51,807
5 BAT International Finance plc	3.500%	6/15/22	7,440	7,651
5 BAT International Finance plc	3.950%	6/15/25	15,000	15,496
5 Bayer US Finance LLC	2.375%	10/8/19	6,140	6,196
5 Bayer US Finance LLC	3.000%	10/8/21	38,730	39,587
Bestfoods	6.625%	4/15/28	25,000	32,274
Biogen Inc.	2.900%	9/15/20	17,465	17,821
Boston Children's Hospital Corp. Revenue	4.115%	1/1/47	4,125	4,375
Cardinal Health Inc.	1.700%	3/15/18	2,401	2,407
Cardinal Health Inc.	2.400%	11/15/19	22,090	22,218
Cardinal Health Inc.	3.200%	3/15/23	11,650	11,894
Cardinal Health Inc.	3.079%	6/15/24	16,720	16,770
Cardinal Health Inc.	3.500%	11/15/24	20,020	20,450
Cardinal Health Inc.	4.500%	11/15/44	23,250	23,984
5 Cargill Inc.	4.760%	11/23/45	57,879	66,133
Catholic Health Initiatives Colorado GO	1.600%	11/1/17	1,935	1,935
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	36,601	35,825
Catholic Health Initiatives Colorado GO	4.200%	8/1/23	5,320	5,443
3 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	29,580	27,154
Celgene Corp.	2.250%	5/15/19	5,145	5,179
Celgene Corp.	3.550%	8/15/22	15,160	15,779
Celgene Corp.	3.625%	5/15/24	11,980	12,410
Celgene Corp.	5.000%	8/15/45	25,000	28,181
Coca-Cola Enterprises Inc.	3.500%	9/15/20	4,600	4,778

Coca-Cola Enterprises Inc.	4.500%	9/1/21	14,785	15,782
Coca-Cola Femsa SAB de CV	2.375%	11/26/18	25,332	25,404
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	28,000	29,380
Colgate-Palmolive Co.	2.950%	11/1/20	25,000	25,820
Constellation Brands Inc.	2.700%	5/9/22	2,400	2,394
5 Danone SA	2.589%	11/2/23	10,000	9,765
5 Danone SA	2.947%	11/2/26	40,000	38,686
Diageo Capital plc	2.625%	4/29/23	42,580	42,773
Diageo Investment Corp.	2.875%	5/11/22	17,245	17,627
Dignity Health California GO	2.637%	11/1/19	4,480	4,532
Dignity Health California GO	3.812%	11/1/24	9,060	9,200
Eli Lilly & Co.	3.700%	3/1/45	20,040	19,792
5 EMD Finance LLC	2.400%	3/19/20	1,100	1,107
5 EMD Finance LLC	2.950%	3/19/22	19,640	19,978
5 EMD Finance LLC	3.250%	3/19/25	39,545	39,704
Express Scripts Holding Co.	2.250%	6/15/19	14,030	14,074
5 Forest Laboratories Inc.	4.875%	2/15/21	3,312	3,569
5 Forest Laboratories LLC	5.000%	12/15/21	23,725	25,920
General Mills Inc.	5.650%	2/15/19	6,850	7,259
6 General Mills Inc.	6.390%	2/5/23	50,000	56,899
Gilead Sciences Inc.	2.550%	9/1/20	15,245	15,442
Gilead Sciences Inc.	2.500%	9/1/23	26,390	25,992
Gilead Sciences Inc.	3.700%	4/1/24	21,420	22,341
Gilead Sciences Inc.	3.500%	2/1/25	28,575	29,301
Gilead Sciences Inc.	4.500%	2/1/45	55,782	59,041
Gilead Sciences Inc.	4.750%	3/1/46	13,200	14,420
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	25,750	26,037
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	16,055	19,120
GlaxoSmithKline Capital plc	2.850%	5/8/22	51,595	52,724
5 Imperial Tobacco Finance plc	3.750%	7/21/22	58,995	61,330
Johnson & Johnson	6.730%	11/15/23	15,000	18,640
Johnson & Johnson	2.450%	3/1/26	78,000	76,089
Kaiser Foundation Hospitals	3.500%	4/1/22	19,815	20,705
Kaiser Foundation Hospitals	3.150%	5/1/27	18,190	18,235
Kaiser Foundation Hospitals	4.875%	4/1/42	12,710	14,549
Kimberly-Clark Corp.	6.250%	7/15/18	25,000	26,184
Kraft Heinz Foods Co.	3.000%	6/1/26	31,320	29,922
Kraft Heinz Foods Co.	5.000%	7/15/35	7,370	7,952
Kraft Heinz Foods Co.	4.375%	6/1/46	55,135	53,656
Kroger Co.	4.450%	2/1/47	18,910	18,210
3 Mayo Clinic	4.128%	11/15/52	11,465	12,190
McKesson Corp.	2.700%	12/15/22	7,010	6,947
McKesson Corp.	2.850%	3/15/23	6,840	6,812
McKesson Corp.	3.796%	3/15/24	9,525	9,934
McKesson Corp.	4.883%	3/15/44	27,180	29,760
Medtronic Inc.	1.375%	4/1/18	16,225	16,203
Medtronic Inc.	2.500%	3/15/20	25,335	25,702
Medtronic Inc.	3.150%	3/15/22	61,030	63,162
Medtronic Inc.	3.625%	3/15/24	7,510	7,899
Medtronic Inc.	3.500%	3/15/25	62,791	65,149
Medtronic Inc.	4.375%	3/15/35	21,968	24,053
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	11,505	13,428
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	7,820	7,955
Memorial Sloan-Kettering Cancer Center New
York GO	4.200%	7/1/55	10,430	10,768

Merck & Co. Inc.	3.875%	1/15/21	30,000	31,770
Merck & Co. Inc.	2.350%	2/10/22	24,825	24,978
Merck & Co. Inc.	2.800%	5/18/23	15,650	15,949
Merck & Co. Inc.	2.750%	2/10/25	38,000	37,793
Merck & Co. Inc.	4.150%	5/18/43	28,405	30,312
Merck Sharp & Dohme Corp.	5.000%	6/30/19	18,000	19,122
Molson Coors Brewing Co.	3.500%	5/1/22	14,905	15,441
Molson Coors Brewing Co.	5.000%	5/1/42	5,710	6,314
New York & Presbyterian Hospital	4.024%	8/1/45	22,955	23,428
Novartis Capital Corp.	3.400%	5/6/24	13,425	13,990
Novartis Capital Corp.	4.400%	5/6/44	21,485	23,786
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	2,000	2,049
PepsiCo Inc.	3.125%	11/1/20	48,610	50,493
PepsiCo Inc.	2.375%	10/6/26	72,545	69,074
PepsiCo Inc.	4.000%	3/5/42	35,200	35,965
PepsiCo Inc.	3.450%	10/6/46	45,740	43,062
Pfizer Inc.	3.000%	6/15/23	25,440	26,254
Pfizer Inc.	3.000%	12/15/26	45,100	45,136
Philip Morris International Inc.	4.500%	3/26/20	25,000	26,655
Philip Morris International Inc.	1.875%	2/25/21	43,455	42,966
Philip Morris International Inc.	4.125%	5/17/21	15,705	16,730
Philip Morris International Inc.	2.500%	8/22/22	13,250	13,225
Philip Morris International Inc.	2.625%	3/6/23	23,000	22,888
Philip Morris International Inc.	4.500%	3/20/42	11,665	12,362
Philip Morris International Inc.	3.875%	8/21/42	22,785	22,221
Philip Morris International Inc.	4.875%	11/15/43	5,835	6,516
Philip Morris International Inc.	4.250%	11/10/44	15,000	15,436
3 Procter & Gamble - Esop	9.360%	1/1/21	10,415	11,956
Procter & Gamble Co.	5.550%	3/5/37	2,388	3,197
Providence St. Joseph Health Obligated
Group	2.746%	10/1/26	18,290	17,559
5 Roche Holdings Inc.	2.875%	9/29/21	26,150	26,733
5 Roche Holdings Inc.	2.375%	1/28/27	61,570	58,439
Sanofi	4.000%	3/29/21	36,275	38,549
5 Sigma Alimentos SA de CV	4.125%	5/2/26	27,145	27,494
SSM Health Care Corp.	3.823%	6/1/27	43,345	44,361
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	6,765	6,982
Teva Pharmaceutical Finance Netherlands III
BV	2.800%	7/21/23	36,645	35,652
Teva Pharmaceutical Finance Netherlands III
BV	3.150%	10/1/26	8,895	8,441
Teva Pharmaceutical Finance Netherlands III
BV	4.100%	10/1/46	35,885	32,897
The Kroger Co.	3.300%	1/15/21	13,605	13,911
The Kroger Co.	3.850%	8/1/23	5,055	5,252
The Kroger Co.	3.875%	10/15/46	28,920	25,470
Unilever Capital Corp.	4.250%	2/10/21	78,185	83,604
Wyeth LLC	5.950%	4/1/37	15,000	19,369

Energy (2.7%)
5 BG Energy Capital plc	4.000%	10/15/21	17,070	18,074
BP Capital Markets plc	4.750%	3/10/19	18,140	19,015
BP Capital Markets plc	2.315%	2/13/20	3,760	3,791
BP Capital Markets plc	4.500%	10/1/20	28,000	30,083
BP Capital Markets plc	4.742%	3/11/21	10,000	10,857
BP Capital Markets plc	3.062%	3/17/22	35,770	36,530

BP Capital Markets plc	3.245%	5/6/22	10,000	10,287
BP Capital Markets plc	2.500%	11/6/22	8,000	7,914
BP Capital Markets plc	3.994%	9/26/23	13,130	13,896
BP Capital Markets plc	3.814%	2/10/24	38,000	39,652
BP Capital Markets plc	3.506%	3/17/25	41,710	42,630
Chevron Corp.	2.355%	12/5/22	6,000	5,969
Chevron Corp.	3.191%	6/24/23	69,750	71,982
ConocoPhillips	5.750%	2/1/19	1,543	1,634
ConocoPhillips	7.000%	3/30/29	11,500	14,433
ConocoPhillips Co.	4.200%	3/15/21	31,740	33,736
ConocoPhillips Co.	2.875%	11/15/21	8,136	8,248
ConocoPhillips Co.	3.350%	11/15/24	10,275	10,470
ConocoPhillips Co.	3.350%	5/15/25	24,815	25,192
ConocoPhillips Co.	4.950%	3/15/26	12,710	14,171
ConocoPhillips Co.	4.300%	11/15/44	48,640	49,565
Devon Energy Corp.	3.250%	5/15/22	15,905	15,821
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	14,085	14,408
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	10,000	10,599
Enterprise Products Operating LLC	4.900%	5/15/46	5,000	5,378
EOG Resources Inc.	5.625%	6/1/19	16,285	17,364
Exxon Mobil Corp.	2.222%	3/1/21	12,735	12,812
Exxon Mobil Corp.	2.726%	3/1/23	10,710	10,815
Exxon Mobil Corp.	3.043%	3/1/26	7,330	7,381
Exxon Mobil Corp.	4.114%	3/1/46	10,845	11,431
Halliburton Co.	3.500%	8/1/23	67,975	69,891
Noble Energy Inc.	4.150%	12/15/21	14,890	15,680
Occidental Petroleum Corp.	4.100%	2/1/21	27,466	29,259
Occidental Petroleum Corp.	2.700%	2/15/23	9,250	9,236
Occidental Petroleum Corp.	3.400%	4/15/26	33,675	33,928
Occidental Petroleum Corp.	4.400%	4/15/46	18,840	19,618
Phillips 66	4.300%	4/1/22	30,000	32,205
Phillips 66	4.875%	11/15/44	8,855	9,472
5 Schlumberger Holdings Corp.	3.000%	12/21/20	25,500	25,955
5 Schlumberger Investment SA	2.400%	8/1/22	20,765	20,541
Shell International Finance BV	4.375%	3/25/20	16,000	17,006
Shell International Finance BV	2.250%	11/10/20	49,900	49,982
Shell International Finance BV	3.250%	5/11/25	28,680	29,217
Shell International Finance BV	4.125%	5/11/35	28,575	29,688
Shell International Finance BV	5.500%	3/25/40	10,795	13,157
Shell International Finance BV	4.375%	5/11/45	95,725	99,715
Suncor Energy Inc.	3.600%	12/1/24	19,505	19,900
Suncor Energy Inc.	5.950%	12/1/34	13,000	15,623
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	25,945	27,258
Texaco Capital Inc.	8.625%	4/1/32	25,000	37,596
Total Capital International SA	2.700%	1/25/23	32,714	32,900
Total Capital International SA	3.750%	4/10/24	50,000	52,653
TransCanada PipeLines Ltd.	7.125%	1/15/19	4,800	5,151
TransCanada PipeLines Ltd.	3.800%	10/1/20	30,875	32,440
TransCanada PipeLines Ltd.	2.500%	8/1/22	21,165	21,157
TransCanada PipeLines Ltd.	4.875%	1/15/26	58,060	64,943
3 Transcanada Trust	5.300%	3/15/77	23,560	24,056

Other Industrial (0.1%)
George Washington University District of
Columbia GO	3.545%	9/15/46	10,000	9,249
5 Hutchison Whampoa International Ltd.	5.750%	9/11/19	12,000	12,878

3 Johns Hopkins University Maryland GO	4.083%	7/1/53	24,695	26,403

Technology (3.3%)
Apple Inc.	2.850%	5/6/21	34,300	35,270
Apple Inc.	2.850%	2/23/23	43,845	44,603
Apple Inc.	3.000%	2/9/24	22,750	23,035
Apple Inc.	3.450%	5/6/24	31,140	32,370
Apple Inc.	2.850%	5/11/24	45,635	45,775
Apple Inc.	3.250%	2/23/26	38,220	38,795
Apple Inc.	2.450%	8/4/26	55,182	52,870
Apple Inc.	3.350%	2/9/27	56,435	57,737
Apple Inc.	3.200%	5/11/27	39,750	40,219
Apple Inc.	3.850%	5/4/43	15,275	15,293
Apple Inc.	4.450%	5/6/44	4,035	4,393
Apple Inc.	3.850%	8/4/46	36,510	36,558
Applied Materials Inc.	3.300%	4/1/27	32,395	32,880
5 Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.625%	1/15/24	27,860	28,556
Cisco Systems Inc.	4.450%	1/15/20	25,000	26,619
Cisco Systems Inc.	2.200%	2/28/21	78,505	78,902
Cisco Systems Inc.	2.900%	3/4/21	10,700	10,955
Cisco Systems Inc.	2.500%	9/20/26	15,921	15,297
Intel Corp.	3.300%	10/1/21	10,000	10,439
Intel Corp.	2.875%	5/11/24	29,825	29,922
Intel Corp.	4.100%	5/19/46	47,755	49,464
International Business Machines Corp.	5.700%	9/14/17	41,710	42,071
International Business Machines Corp.	3.375%	8/1/23	61,300	63,607
International Business Machines Corp.	3.625%	2/12/24	22,800	23,814
International Business Machines Corp.	7.000%	10/30/25	25,000	31,887
Microsoft Corp.	3.000%	10/1/20	10,000	10,364
Microsoft Corp.	2.375%	2/12/22	19,865	19,983
Microsoft Corp.	3.625%	12/15/23	13,500	14,300
Microsoft Corp.	2.875%	2/6/24	61,625	62,605
Microsoft Corp.	2.700%	2/12/25	23,890	23,775
Microsoft Corp.	3.125%	11/3/25	26,300	26,793
Microsoft Corp.	2.400%	8/8/26	64,501	61,989
Microsoft Corp.	3.450%	8/8/36	53,965	54,096
Microsoft Corp.	4.100%	2/6/37	45,435	48,857
Microsoft Corp.	4.500%	10/1/40	18,210	20,338
Microsoft Corp.	4.450%	11/3/45	61,885	68,567
Microsoft Corp.	3.700%	8/8/46	50,485	49,754
Microsoft Corp.	4.250%	2/6/47	61,800	67,149
Oracle Corp.	5.000%	7/8/19	35,000	37,264
Oracle Corp.	1.900%	9/15/21	70,285	69,616
Oracle Corp.	2.500%	5/15/22	38,860	39,218
Oracle Corp.	2.400%	9/15/23	63,535	62,710
Oracle Corp.	2.950%	5/15/25	11,300	11,347
QUALCOMM Inc.	2.600%	1/30/23	26,140	26,020
QUALCOMM Inc.	2.900%	5/20/24	31,595	31,536
QUALCOMM Inc.	3.250%	5/20/27	32,945	33,027

Transportation (0.6%)
Burlington Northern Santa Fe LLC	3.050%	3/15/22	7,235	7,469
Burlington Northern Santa Fe LLC	3.250%	6/15/27	17,530	17,902
CSX Corp.	3.800%	11/1/46	10,000	9,787
5 ERAC USA Finance LLC	6.375%	10/15/17	36,290	36,764
5 ERAC USA Finance LLC	2.350%	10/15/19	12,165	12,177

5 ERAC USA Finance LLC	4.500%	8/16/21	10,270	10,993
5 ERAC USA Finance LLC	3.300%	10/15/22	745	761
5 ERAC USA Finance LLC	7.000%	10/15/37	3,775	4,877
5 ERAC USA Finance LLC	5.625%	3/15/42	31,000	35,100
FedEx Corp.	2.700%	4/15/23	15,810	15,711
FedEx Corp.	4.900%	1/15/34	25,040	27,867
FedEx Corp.	3.875%	8/1/42	4,505	4,238
FedEx Corp.	5.100%	1/15/44	26,055	29,146
FedEx Corp.	4.550%	4/1/46	14,460	15,169
Kansas City Southern	4.950%	8/15/45	28,170	30,357
Ryder System Inc.	2.500%	3/1/18	32,000	32,170
United Parcel Service Inc.	2.450%	10/1/22	17,095	17,256
United Parcel Service Inc.	4.875%	11/15/40	14,810	17,406
				11,820,228
Utilities (4.2%)
Electric (3.9%)
Alabama Power Co.	3.750%	3/1/45	20,255	19,903
Ameren Illinois Co.	2.700%	9/1/22	58,000	58,565
Baltimore Gas & Electric Co.	2.800%	8/15/22	26,250	26,428
Baltimore Gas & Electric Co.	2.400%	8/15/26	20,945	19,773
Berkshire Hathaway Energy Co.	6.125%	4/1/36	33,795	43,450
Berkshire Hathaway Energy Co.	6.500%	9/15/37	66,165	88,678
Commonwealth Edison Co.	4.350%	11/15/45	6,815	7,360
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,500	11,837
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	50,000	65,934
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	30,855	34,176
Delmarva Power & Light Co.	3.500%	11/15/23	9,550	9,871
6 Dominion Energy Inc.	2.962%	7/1/19	17,030	17,259
Dominion Energy Inc.	2.579%	7/1/20	12,040	12,097
Dominion Energy Inc.	3.625%	12/1/24	23,850	24,355
Dominion Resources Inc.	4.450%	3/15/21	30,000	32,097
DTE Energy Co.	3.800%	3/15/27	19,405	19,863
Duke Energy Carolinas LLC	5.250%	1/15/18	20,980	21,372
Duke Energy Carolinas LLC	3.900%	6/15/21	11,045	11,708
Duke Energy Carolinas LLC	6.000%	12/1/28	5,000	6,204
Duke Energy Carolinas LLC	6.100%	6/1/37	13,915	17,961
Duke Energy Carolinas LLC	4.250%	12/15/41	6,375	6,795
Duke Energy Carolinas LLC	4.000%	9/30/42	5,205	5,354
Duke Energy Corp.	1.625%	8/15/17	34,840	34,840
Duke Energy Corp.	2.650%	9/1/26	17,480	16,575
Duke Energy Corp.	4.800%	12/15/45	37,600	41,374
Duke Energy Corp.	3.750%	9/1/46	14,740	14,005
Duke Energy Progress LLC	2.800%	5/15/22	20,140	20,556
Duke Energy Progress LLC	6.300%	4/1/38	1,625	2,175
Duke Energy Progress LLC	4.200%	8/15/45	42,055	44,476
Entergy Corp.	2.950%	9/1/26	22,080	21,236
Entergy Louisiana LLC	3.120%	9/1/27	10,065	10,013
Eversource Energy	4.500%	11/15/19	1,880	1,980
Eversource Energy	3.150%	1/15/25	6,775	6,798
Florida Power & Light Co.	6.200%	6/1/36	12,452	16,511
Florida Power & Light Co.	5.950%	2/1/38	10,000	13,028
Florida Power & Light Co.	5.250%	2/1/41	29,745	36,198
Florida Power & Light Co.	4.125%	2/1/42	20,000	21,156
5 Fortis Inc.	3.055%	10/4/26	44,365	42,815
Georgia Power Co.	3.250%	3/30/27	15,700	15,647
Georgia Power Co.	5.950%	2/1/39	30,476	37,782
Georgia Power Co.	5.400%	6/1/40	10,136	11,860

Georgia Power Co.	4.750%	9/1/40	16,105	17,302
Georgia Power Co.	4.300%	3/15/42	47,540	48,913
Great Plains Energy Inc.	3.150%	4/1/22	15,000	15,140
Great Plains Energy Inc.	3.900%	4/1/27	12,480	12,661
5 Massachusetts Electric Co.	5.900%	11/15/39	21,895	27,395
MidAmerican Energy Co.	5.750%	11/1/35	9,925	12,383
MidAmerican Energy Co.	4.250%	5/1/46	13,105	14,054
Mississippi Power Co.	4.250%	3/15/42	20,000	17,595
5 Monongahela Power Co.	4.100%	4/15/24	11,000	11,667
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	13,800	14,202
National Rural Utilities Cooperative Finance
Corp.	2.950%	2/7/24	15,355	15,492
National Rural Utilities Cooperative Finance
Corp.	2.850%	1/27/25	32,210	31,863
NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	30,500	30,867
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	32,950	33,441
Oglethorpe Power Corp.	5.950%	11/1/39	5,145	6,245
Oglethorpe Power Corp.	4.250%	4/1/46	5,350	5,035
Oglethorpe Power Corp.	5.250%	9/1/50	6,450	7,051
Oklahoma Gas & Electric Co.	6.500%	4/15/28	10,000	12,808
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	13,935	14,840
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	31,858	31,660
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	11,325	13,468
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	1,025	1,124
Pacific Gas & Electric Co.	4.250%	5/15/21	8,335	8,875
Pacific Gas & Electric Co.	2.450%	8/15/22	45,000	44,963
Pacific Gas & Electric Co.	3.750%	8/15/42	35,460	34,822
PacifiCorp	2.950%	6/1/23	14,835	15,102
PacifiCorp	3.600%	4/1/24	20,000	20,913
PacifiCorp	3.350%	7/1/25	15,354	15,656
PacifiCorp	5.750%	4/1/37	14,188	17,772
Potomac Electric Power Co.	6.500%	11/15/37	8,000	10,860
PPL Electric Utilities Corp.	2.500%	9/1/22	12,830	12,739
PPL Electric Utilities Corp.	6.250%	5/15/39	2,675	3,569
Progress Energy Inc.	3.150%	4/1/22	20,800	21,206
Public Service Electric & Gas Co.	3.500%	8/15/20	10,000	10,378
Puget Sound Energy Inc.	4.434%	11/15/41	19,880	21,273
South Carolina Electric & Gas Co.	6.050%	1/15/38	23,085	28,620
South Carolina Electric & Gas Co.	5.450%	2/1/41	7,325	8,503
South Carolina Electric & Gas Co.	4.350%	2/1/42	31,970	32,589
South Carolina Electric & Gas Co.	4.600%	6/15/43	1,105	1,169
South Carolina Electric & Gas Co.	4.100%	6/15/46	18,810	18,520
South Carolina Electric & Gas Co.	5.100%	6/1/65	24,140	26,707
Southern California Edison Co.	5.500%	8/15/18	31,730	33,071
Southern California Edison Co.	3.875%	6/1/21	24,860	26,221
Southern California Edison Co.	2.400%	2/1/22	8,270	8,275
Southern California Edison Co.	4.500%	9/1/40	5,150	5,691
Southern California Edison Co.	3.600%	2/1/45	8,160	7,906
Southern Co.	2.950%	7/1/23	44,985	44,699
Southwestern Electric Power Co.	2.750%	10/1/26	25,000	23,989
Tampa Electric Co.	2.600%	9/15/22	20,205	19,888
Virginia Electric & Power Co.	5.950%	9/15/17	50,000	50,407
Virginia Electric & Power Co.	3.500%	3/15/27	40,765	41,913
Virginia Electric & Power Co.	6.000%	5/15/37	9,435	12,076
Wisconsin Electric Power Co.	5.700%	12/1/36	13,825	17,207

	Xcel Energy Inc.	3.350%	12/1/26	33,370	33,718

	Natural Gas (0.3%)
	CenterPoint Energy Resources Corp.	6.625%	11/1/37	4,406	5,540
5	KeySpan Gas East Corp.	2.742%	8/15/26	37,580	36,286
5	KeySpan Gas East Corp.	5.819%	4/1/41	5,060	6,326
	NiSource Finance Corp.	6.250%	12/15/40	10,000	12,548
	Nisource Finance Corp.	5.250%	2/15/43	13,546	15,549
	NiSource Finance Corp.	4.800%	2/15/44	8,500	9,294
	Sempra Energy	2.850%	11/15/20	11,900	12,078
	Sempra Energy	2.875%	10/1/22	14,066	14,105
	Sempra Energy	6.000%	10/15/39	36,184	45,652
	Southern California Gas Co.	2.600%	6/15/26	28,885	27,896
					2,229,842
Total Corporate Bonds (Cost $21,738,424)					22,594,958
Sovereign Bonds (3.2%)
5	CDP Financial Inc.	4.400%	11/25/19	22,000	23,258
5	Electricite de France SA	4.600%	1/27/20	31,972	33,855
5	Electricite de France SA	4.875%	1/22/44	2,910	3,068
5	Electricite de France SA	4.950%	10/13/45	12,500	13,411
	Export-Import Bank of Korea	1.750%	5/26/19	70,100	69,534
8	Japan Bank for International Cooperation	2.250%	2/24/20	53,298	53,299
8	Japan Bank for International Cooperation	2.125%	6/1/20	21,888	21,843
7	Japan Treasury Discount Bill	0.000%	8/7/17	9,050,000	80,471
7	Japan Treasury Discount Bill	0.000%	8/14/17	9,050,000	80,469
7	Japan Treasury Discount Bill	0.000%	8/21/17	9,050,000	80,363
7	Japan Treasury Discount Bill	0.000%	8/28/17	9,000,000	79,903
7	Japan Treasury Discount Bill	0.000%	9/4/17	9,050,000	80,470
7	Japan Treasury Discount Bill	0.000%	9/11/17	8,850,000	78,694
5	Kingdom of Saudi Arabia	2.375%	10/26/21	31,570	31,006
	Korea Development Bank	2.875%	8/22/18	32,285	32,595
	Korea Development Bank	2.500%	3/11/20	62,550	62,583
5	Kuwait	2.750%	3/20/22	4,315	4,332
	Petroleos Mexicanos	5.500%	2/4/19	10,825	11,304
	Province of Ontario	4.400%	4/14/20	48,000	50,918
	Province of Ontario	2.500%	4/27/26	100,400	98,910
	Province of Quebec	2.500%	4/20/26	134,755	132,343
5	Sinopec Group Overseas Development 2015
	Ltd.	2.500%	4/28/20	51,685	51,860
5	Sinopec Group Overseas Development 2015
	Ltd.	3.250%	4/28/25	51,685	50,806
5	Sinopec Group Overseas Development 2016
	Ltd.	3.500%	5/3/26	28,000	27,802
5	Sinopec Group Overseas Development 2017
	Ltd.	3.000%	4/12/22	31,520	31,729
5	State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	41,455	41,848
5	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	63,500	63,162
5	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	29,070	28,997
5	State of Qatar	2.375%	6/2/21	14,775	14,385
	Statoil ASA	3.125%	8/17/17	33,000	33,070
	Statoil ASA	5.250%	4/15/19	8,895	9,425
	Statoil ASA	2.250%	11/8/19	16,095	16,187
	Statoil ASA	2.900%	11/8/20	22,450	22,932
	Statoil ASA	2.750%	11/10/21	31,091	31,487
	Statoil ASA	2.450%	1/17/23	10,840	10,712

	Statoil ASA	2.650%	1/15/24	10,105	9,979
	Statoil ASA	3.700%	3/1/24	20,035	21,023
	Statoil ASA	3.250%	11/10/24	22,425	22,851
5	Temasek Financial I Ltd.	2.375%	1/23/23	39,070	38,543
	United Mexican States	3.500%	1/21/21	11,250	11,699
	United Mexican States	4.150%	3/28/27	32,669	33,859
	United Mexican States	4.750%	3/8/44	13,870	13,887
Total Sovereign Bonds (Cost $1,701,741)					1,708,872
Taxable Municipal Bonds (3.3%)
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	6.263%	4/1/49	27,625	39,493
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	7.043%	4/1/50	28,955	44,305
	California GO	5.700%	11/1/21	15,655	17,822
	California GO	7.500%	4/1/34	5,845	8,488
	California GO	7.550%	4/1/39	45,525	69,470
	California GO	7.300%	10/1/39	4,460	6,522
	California GO	7.350%	11/1/39	61,000	89,524
	California GO	7.625%	3/1/40	2,345	3,573
	California GO	7.600%	11/1/40	47,525	74,006
	Chicago IL Metropolitan Water Reclamation
	District GO	5.720%	12/1/38	4,445	5,445
	Chicago IL O'Hare International Airport
	Revenue	6.845%	1/1/38	14,590	16,069
	Chicago IL O'Hare International Airport
	Revenue	6.395%	1/1/40	13,390	18,091
	Chicago IL Transit Authority Transfer Tax
	Receipts Revenue	6.899%	12/1/40	59,990	76,289
	Chicago Transit Authority	6.899%	12/1/40	24,650	31,347
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	22,485	30,070
	District of Columbia Income Tax Revenue	5.591%	12/1/34	6,480	8,013
	Duke University North Carolina Revenue	5.850%	4/1/37	62,165	82,395
	Georgia Municipal Electric Power Authority
	Revenue	6.637%	4/1/57	52,376	64,296
	Houston TX GO	6.290%	3/1/32	21,385	25,382
	Illinois GO	5.100%	6/1/33	50,105	46,892
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	16,525	21,191
	Kansas Development Finance Authority
	Revenue	4.927%	4/15/45	44,345	48,677
	Los Angeles CA Community College District
	GO	6.750%	8/1/49	12,915	19,568
	Los Angeles CA Department of Water &
	Power Revenue	6.574%	7/1/45	28,590	41,673
	Los Angeles CA Unified School District GO	5.750%	7/1/34	30,000	37,915
	Louisville & Jefferson County KY Metropolitan
	Sewer District Sewer & Drainage System
	Revenue	6.250%	5/15/43	11,000	14,708
	Maryland Transportation Authority Facilities
	Projects Revenue	5.888%	7/1/43	12,005	15,729
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.715%	8/15/39	15,000	19,119
	Municipal Electric Authority of Georgia	4.430%	1/1/22	7,795	8,234
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	28,975	43,521
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	2,000	2,915
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.790%	6/15/41	1,805	1,975

	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.882%	6/15/44	12,820	17,341
	New York Metropolitan Transportation
	Authority Revenue	6.814%	11/15/40	5,600	7,821
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	2,430	3,680
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	16,940	22,220
	New York State Thruway Authority Revenue	5.883%	4/1/30	29,670	35,484
	New York State Urban Development Corp.
	Revenue	2.100%	3/15/22	138,125	137,827
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	31,790	46,354
	Oregon Department of Transportation
	Highway User Tax Revenue	5.834%	11/15/34	14,510	18,688
9	Oregon School Boards Association GO	4.759%	6/30/28	15,000	16,583
	Port Authority of New York & New Jersey
	Revenue	5.859%	12/1/24	9,605	11,613
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	5,665	7,229
	Port Authority of New York & New Jersey
	Revenue	4.458%	10/1/62	58,000	63,192
	Port Authority of New York & New Jersey
	Revenue	4.810%	10/15/65	10,910	12,589
	Princeton University New Jersey GO	5.700%	3/1/39	13,020	17,723
	Regents of the University of California
	Revenue	3.063%	7/1/25	49,360	49,714
	San Antonio TX Electric & Gas Systems
	Revenue	5.985%	2/1/39	6,175	8,042
	Texas Transportation Commission Revenue	5.178%	4/1/30	12,275	14,509
	University of California	3.931%	5/15/45	18,275	18,816
	University of California Regents Medical
	Center Revenue	6.548%	5/15/48	20,485	27,802
	University of California Regents Medical
	Center Revenue	6.583%	5/15/49	22,175	30,125
	University of California Revenue	4.601%	5/15/31	19,390	21,530
	University of California Revenue	5.770%	5/15/43	23,675	30,327
	University of California Revenue	4.765%	5/15/44	4,740	5,032
	Utah GO	3.289%	7/1/20	21,900	22,847
	Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	28,325	28,934
10	Wisconsin GO	5.700%	5/1/26	9,000	10,438
Total Taxable Municipal Bonds (Cost $1,513,440)					1,719,177

				Shares
Common Stocks (38.8%)
Consumer Discretionary (1.9%)
	McDonald's Corp.			2,693,590	412,550
	VF Corp.			4,031,500	232,214
	Home Depot Inc.			1,327,800	203,685
	L Brands Inc.			3,048,300	164,273
					1,012,722
Consumer Staples (5.7%)
	Philip Morris International Inc.			7,069,560	830,320
^	Unilever NV			7,973,290	440,684
	British American Tobacco plc			6,236,455	424,972
	Coca-Cola Co.			6,417,160	287,809

Altria Group Inc.	3,491,240	259,993
Kraft Heinz Co.	3,010,286	257,801
PepsiCo Inc.	1,965,270	226,969
Diageo plc ADR	1,242,560	148,896
Procter & Gamble Co.	1,491,980	130,026
		3,007,470
Energy (4.5%)
Chevron Corp.	4,315,740	450,261
Suncor Energy Inc.	12,793,009	373,556
Exxon Mobil Corp.	4,383,210	353,856
^ TransCanada Corp.	6,088,728	290,257
Occidental Petroleum Corp.	4,572,770	273,772
Phillips 66	2,745,930	227,061
Marathon Petroleum Corp.	3,802,050	198,961
Kinder Morgan Inc.	6,832,356	130,908
Enbridge Inc.	1,330,690	52,975
		2,351,607
Financials (5.9%)
JPMorgan Chase & Co.	9,413,380	860,383
Wells Fargo & Co.	14,586,612	808,244
BlackRock Inc.	911,880	385,187
MetLife Inc.	5,952,780	327,046
Chubb Ltd.	1,824,514	265,248
BB&T Corp.	4,258,200	193,365
Thomson Reuters Corp.	4,166,690	192,876
National Bank of Canada	2,505,900	105,372
		3,137,721
Health Care (5.3%)
Johnson & Johnson	5,582,130	738,460
Pfizer Inc.	17,404,047	584,602
Merck & Co. Inc.	7,725,906	495,153
Novartis AG	3,141,805	262,424
Roche Holding AG	1,013,881	259,062
Eli Lilly & Co.	2,772,600	228,185
Bristol-Myers Squibb Co.	3,722,700	207,429
		2,775,315
Industrials (4.0%)
General Electric Co.	18,403,570	497,081
Eaton Corp. plc	5,200,211	404,732
Union Pacific Corp.	3,214,440	350,085
Caterpillar Inc.	2,262,200	243,096
3M Co.	1,156,330	240,736
Lockheed Martin Corp.	772,180	214,365
United Parcel Service Inc. Class B	1,248,030	138,020
		2,088,115
Information Technology (5.2%)
Microsoft Corp.	14,610,420	1,007,096
Cisco Systems Inc.	18,702,960	585,403
Intel Corp.	13,448,950	453,768
Analog Devices Inc.	4,279,197	332,921
QUALCOMM Inc.	3,454,465	190,756
Maxim Integrated Products Inc.	4,149,870	186,329
		2,756,273
Materials (1.8%)
Dow Chemical Co.	7,444,383	469,517

International Paper Co.			4,069,810	230,392
^ Agrium Inc.			1,837,779	166,301
LyondellBasell Industries NV Class A			1,083,070	91,400
				957,610
Telecommunication Services (1.2%)
Verizon Communications Inc.			8,029,326	358,590
BCE Inc.			5,590,680	251,770
				610,360
Utilities (3.3%)
Dominion Energy Inc.			6,047,861	463,448
Eversource Energy			4,633,950	281,327
Duke Energy Corp.			3,187,320	266,428
NextEra Energy Inc.			1,577,980	221,122
Xcel Energy Inc.			4,193,156	192,382
Sempra Energy			1,657,200	186,849
National Grid plc			11,999,032	148,675
				1,760,231
Total Common Stocks (Cost $14,629,161)				20,457,424

	Coupon
Temporary Cash Investments (0.8%)
Money Market Fund (0.6%)
11,13 Vanguard Market Liquidity Fund	1.181%		3,282,289	328,294

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreements (0.2%)
Bank of America Securities, LLC
(Dated 6/30/17, Repurchase Value
$8,201,000, collateralized by Government
National Mortgage Assn., 2.097%-5.500%,
3/20/47-5/20/67, with a value of
$8,364,000)	1.090%	7/3/17	8,200	8,200
Deutsche Bank Securities, Inc.
(Dated 6/30/17, Repurchase Value
$3,900,000, collateralized by U.S. Treasury
Note/Bond 1.250%, 7/15/20, with a value of
$3,978,000)	1.120%	7/3/17	3,900	3,900
HSBC Bank USA
(Dated 6/30/17, Repurchase Value
$9,801,000, collateralized by Federal Home
Loan Mortgage Corp., 2.500%, 9/1/31, with
a value of $10,000,000)	1.060%	7/3/17	9,800	9,800
RBC Capital Markets LLC
(Dated 6/30/17, Repurchase Value
$56,905,000, collateralized by Federal
Home Loan Mortgage Corp., 3.049%-
4.000%, 4/1/47-6/1/47, Federal National
Mortgage Assn., 3.686%-4.500%, 9/1/41-
9/1/43, and Government National Mortgage
Assn., 3.000%-4.000%, 9/20/30-4/20/47,
with a value of $58,038,000)	1.060%	7/3/17	56,900	56,900

RBS Securities, Inc.
(Dated 6/30/17, Repurchase Value
$33,203,000, collateralized by U.S.
Treasury Note/Bond 1.000%, 12/15/17,
with a value of $33,866,000)	1.050%	7/3/17	33,200	33,200
				112,000
Total Temporary Cash Investments (Cost $440,307)				440,294
Total Investments (100.1%) (Cost $45,852,086)				52,814,591
Other Assets and Liabilities-Net (-0.1%)12,13				(59,220)
Net Assets (100%)				52,755,371

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $307,788,000.
1 Securities with a value of $1,165,000 have been segregated as collateral for open forward currency contracts.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the aggregate value of these securities was $5,127,301,000, representing 9.7% of net assets.
6 Adjustable-rate security.
7 Face amount denominated in Japanese yen.
8 Guaranteed by the Government of Japan.
9 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
10 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
11 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
12 Cash of $6,139,000 has been segregated as initial margin for open futures contracts.
13 Includes $321,298,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation

Wellesley Income Fund

(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

E. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

Wellesley Income Fund

F. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	4,496,830	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,397,036	—
Corporate Bonds	—	22,594,958	—
Sovereign Bonds	—	1,708,872	—
Taxable Municipal Bonds	—	1,719,177	—
Common Stocks	19,362,291	1,095,133	—
Temporary Cash Investments	328,294	112,000	—
Futures Contracts—Assets[1]	1,463	—	—
Forward Currency Contracts—Assets	—	4,678	—
Forward Currency Contracts—Liabilities	—	(793)	—
Total	19,692,048	33,127,891	—
1 Represents variation margin on the last day of the reporting period.

G. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Wellesley Income Fund

At June 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate	Unrealized
		Number of Long	Settlement Value	Appreciation
Futures Contracts	Expiration	(Short) Contracts	Long (Short)	(Depreciation)
5-Year U.S. Treasury Note	September 2017	(7,121)	(839,110)	1,882
2-Year U.S. Treasury Note	September 2017	(578)	(124,911)	207
10-Year U.S. Treasury Note	September 2017	(659)	(82,725)	148
				2,237

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

H. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Wellesley Income Fund

At June 30, 2017, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as ordinary income for tax purposes.

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date	Receive		Deliver		($000)
Citbank, N.A.	9/5/17	USD	81,915	JPY	9,050,000	1,216
Goldman Sachs International	8/21/17	USD	81,454	JPY	9,050,000	809
Citbank, N.A.	8/28/17	USD	80,990	JPY	9,000,000	767
Goldman Sachs International	9/11/17	USD	80,824	JPY	8,850,000	1,886
J.P. Morgan Securities, Inc.	8/14/17	USD	80,229	JPY	9,050,000	(394)
J.P. Morgan Securities, Inc.	8/7/17	USD	80,201	JPY	9,050,000	(399)
						3,885
JPY—Japanese yen.
USD—U.S. dollar.

At June 30, 2017, the counterparties had deposited in segregated accounts securities and cash with a value of $3,690,000 in connection with open forward currency contracts.

I. At June 30, 2017, the cost of investment securities for tax purposes was $45,930,195,000. Net unrealized appreciation of investment securities for tax purposes was $6,884,396,000, consisting of unrealized gains of $7,153,769,000 on securities that had risen in value since their purchase and $269,373,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WELLESLEY INCOME FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLESLEY INCOME FUND
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: August 17, 2017
VANGUARD WELLESLEY INCOME FUND
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: August 17, 2017

* By:/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number 33-32548,
Incorporated by Reference.